Details of the Group’s material associate are as follows: (Details) - Associates [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Name of associate	BliNK Biomedical SAS
Place of business	FR
Measurement method	Equity method
Proportion of ownership interest in subsidiary	48.90%	48.90%